United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Emerging Markets Fixed Income Core Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—58.5%
		Aerospace & Defense—0.4%
$2,683,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	$2,786,296
600,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	621,750
		TOTAL	3,408,046
		Automotive—1.1%
4,500,000	[1,2]	Metalsa SA de CV, Series 144A, 4.90%, 4/24/2023	4,151,250
4,250,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	4,239,375
		TOTAL	8,390,625
		Banking—6.0%
3,000,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	3,360,000
1,500,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,560,000
1,800,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	1,770,750
2,250,000		Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	2,491,875
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.500%, 4/23/2070	2,040,043
3,000,000	[1,2]	Banco Internacional del Peru, Sr. Unsecd. Note, Series 144A, 5.75%, 10/7/2020	3,135,000
1,600,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	1,497,600
2,060,000	[1,2]	Caixa Economica Federal, Series 144A, 3.50%, 11/7/2022	1,751,000
2,515,000		Caixa Economica Federal, Series REGS, 2.375%, 11/6/2017	2,395,538
800,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	792,000
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,124,602
4,000,000	[1,2]	ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 4.75%, 11/25/2016	4,214,200
3,500,000		Korea Development Bank, Sr. Unsecd. Note, 3.50%, 8/22/2017	3,731,794
2,355,000	[1,2]	RSHB Capital SA, Series 144A, 5.10%, 7/25/2018	2,387,381
1,900,000	[1,2]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	1,824,000
2,000,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,920,000
1,350,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.50%, 4/21/2019	1,352,025
1,360,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	1,339,328
3,500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	3,752,875
1,600,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,686,720
1,650,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.25%, 12/3/2018	1,625,250
		TOTAL	46,751,981
		Beverage & Tobacco—0.8%
2,700,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	2,659,500
4,000,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 4/12/2023	3,775,000
		TOTAL	6,434,500
		Brewing—0.2%
2,000,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/1/2022	1,684,000
		Broadcast Radio & TV—1.6%
4,150,000		Grupo Televisa SA, 6.625%, 3/18/2025	4,851,939
3,800,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	5,008,400
2,650,000		TV Azteca SA de CV, Series REGS, 7.50%, 5/25/2018	2,775,875
		TOTAL	12,636,214
		Building & Development—1.2%
2,500,000		Odebrecht Finance Ltd., Series REGS, 7.125%, 6/26/2042	2,450,000
5,100,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	5,125,500

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—continued
$1,300,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	$1,300,000
		TOTAL	8,875,500
		Building Materials—0.4%
3,235,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	3,368,444
		Cable & Wireless Television—0.6%
4,250,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.50%, 1/27/2020	4,653,750
		Chemicals & Plastics—1.4%
2,000,000	[1,2]	ALPEK SA de CV, Series 144A, 4.50%, 11/20/2022	1,925,000
2,595,000		ALPEK SA de CV, Series REGS, 4.50%, 11/20/2022	2,497,687
3,700,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	3,732,375
1,500,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	1,395,000
1,200,000	[1,2]	PTT Global Chemical PCL, Sr. Unsecd. Note, Series 144A, 4.25%, 9/19/2022	1,144,469
		TOTAL	10,694,531
		Conglomerates—1.0%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,210,000
3,850,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	4,292,750
		TOTAL	7,502,750
		Construction Materials—1.2%
6,745,000		Cemex SA de CV, Series REGS, 5.247%, 9/30/2015	7,004,683
2,140,000		West China Cement Ltd., Series REGS, 7.50%, 1/25/2016	2,188,150
		TOTAL	9,192,833
		Consumer Products—0.5%
1,500,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,378,340
3,250,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	2,832,973
		TOTAL	4,211,313
		Farming & Agriculture—0.3%
2,340,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	2,135,250
		Finance—0.6%
2,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	2,002,500
1,830,000		Grupo Aval Ltd., Series REGS, 5.25%, 2/1/2017	1,939,800
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	523,125
		TOTAL	4,465,425
		Financial Intermediaries—1.4%
2,400,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	2,460,000
2,850,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	2,800,125
3,300,000		SASOL Financing International PLC, 4.50%, 11/14/2022	3,163,875
2,200,000	[1,2]	Trust F/1401, Series 144A, 5.25%, 12/15/2024	2,194,500
		TOTAL	10,618,500
		Food Products—1.9%
6,320,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.95%, 5/22/2023	5,498,400
460,000		BRF-Brasil Foods SA, Series REGS, 3.95%, 5/22/2023	400,200
1,420,000		Gruma SAB de CV, Series REGS, 7.75%, 12/29/2049	1,437,750
3,810,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	3,871,238
1,700,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	1,768,000
2,000,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.75%, 1/31/2023	1,987,500
		TOTAL	14,963,088
		Metals & Mining—3.5%
1,842,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.75%, 11/3/2020	2,026,200

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,658,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	$1,523,145
4,080,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	4,503,300
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,443,157
500,000	[1,2]	Fresnillo PLC, Series 144A, 5.50%, 11/13/2023	508,750
2,235,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	2,193,094
3,200,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	3,148,000
1,950,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	1,794,000
1,500,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.75%, 10/24/2023	1,511,250
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,005,992
4,790,000		Vale Overseas Ltd., 6.875%, 11/21/2036	5,171,016
		TOTAL	26,827,904
		Oil & Gas—18.7%
1,400,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/9/2020	1,410,500
1,230,000		Afren PLC, Series REGS, 10.25%, 4/8/2019	1,412,962
3,000,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	2,767,500
3,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	2,948,469
3,400,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	4,097,000
500,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	525,778
1,370,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	1,383,700
10,850,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	12,830,125
4,600,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	5,129,000
3,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	3,273,600
1,200,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.40%, 4/30/2023	1,131,000
2,900,000	[1,2]	Kazmunaygas National Co., Series 144A, 5.75%, 4/30/2043	2,544,750
1,500,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	1,466,250
7,505,000		National JSC Naftogaz of Ukraine, 9.50%, 9/30/2014	6,745,119
4,000,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.50%, 10/25/2042	3,142,672
1,000,000	[1,2]	PTTEP Canada International, Series 144A, 6.35%, 6/12/2042	1,016,572
3,000,000		PTTEP Canada International, Series REGS, 5.692%, 4/5/2021	3,278,109
2,200,000	[1,2]	Pacific Rubiales, Series 144A, 5.375%, 1/26/2019	2,271,500
5,627,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	6,077,160
1,150,000	[1,2]	Pertamina PT, Note, Series 144A, 5.25%, 5/23/2021	1,164,375
4,400,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	4,048,000
1,000,000	[1,2]	Pertamina PT, Sr. Unsecd. Note, Series 144A, 6.50%, 5/27/2041	927,500
5,300,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	6,084,888
4,100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	4,132,029
18,850,000		Petroleos de Venezuela, SA, Company Guarantee, 5.375%, 4/12/2027	10,367,500
5,365,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	4,345,650
7,200,000		Petroleos de Venezuela, SA, Series 2014, 4.90%, 10/28/2014	6,786,000
9,985,000		Petroleos de Venezuela, SA, Series 2015, 5.00%, 10/28/2015	8,327,490
1,600,000		Petroleos Mexicanos, 3.50%, 1/30/2023	1,500,000
1,530,000		Petroleos Mexicanos, 3.50%, 7/18/2018	1,591,200
1,600,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,733,762
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,707,875
2,050,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.257%, 7/18/2018	2,132,000
1,275,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	1,361,062
4,275,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	4,296,375
3,392,376		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	3,528,071
4,025,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	3,552,062

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	$786,833
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	782,108
1,800,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 2.50%, 10/17/2018	1,807,600
2,565,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 4.375%, 10/17/2023	2,573,785
2,350,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	1,941,946
2,500,000	[1,2]	Transport De Gas Peru, Series 144A, 4.25%, 4/30/2028	2,212,500
		TOTAL	145,142,377
		Paper Products—1.4%
10,070,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.75%, 3/3/2021	11,152,525
		Real Estate—1.3%
3,400,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	3,748,500
5,700,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	6,377,160
		TOTAL	10,125,660
		Retailers—0.3%
2,340,000	[1,2]	Saci Falabella, Series 144A, 3.75%, 4/30/2023	2,193,610
		Sovereign—0.7%
2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,103,272
3,100,000	[1,2]	Qatar, Government of, Series 144A, 6.40%, 1/20/2040	3,661,720
		TOTAL	5,764,992
		State/Provincial—0.7%
5,400,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 2/15/2028	5,205,600
		Steel—0.2%
1,200,000		OJSC Novo (Steel Funding), Series REGS, 4.95%, 9/26/2019	1,191,000
		Telecommunications & Cellular—4.7%
1,800,000		America Movil SAB de CV, Company Guarantee, Series WI, 5.00%, 10/16/2019	2,009,392
2,425,000		America Movil SAB de CV, Floating Rate Note—Sr. Note, 1.244%, 9/12/2016	2,459,207
5,850,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	5,893,875
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,547,500
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,773,750
3,600,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	3,789,000
2,800,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	3,041,500
1,850,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	1,757,500
1,000,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.875%, 1/31/2028	920,010
200,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	190,000
4,600,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/1/2022	4,810,450
6,900,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	6,503,250
		TOTAL	36,695,434
		Transportation—0.2%
1,600,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	1,664,800
		Utilities—6.2%
1,800,000	[1,2]	AES Gener SA, Series 144A, 8.375%, 12/18/2073	1,912,500
3,500,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	3,438,750
6,350,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	6,286,500
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,075,000
5,305,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	6,405,787
2,300,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	2,467,900
1,228,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	1,280,190
6,950,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	7,610,250

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$1,350,000	[1,2]	Listrindo Capital BV, Series 144A, 6.95%, 2/21/2019	$1,425,938
6,010,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	6,926,525
4,750,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	5,985,000
2,800,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.25%, 5/27/2019	3,363,500
		TOTAL	48,177,840
		TOTAL CORPORATE BONDS (IDENTIFIED COST $448,500,732)	454,128,492
		FLOATING RATE LOAN—0.1%
1,479,613	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $1,456,669)	591,845
		GOVERNMENTS/AGENCIES—34.6%
		Banking—0.7%
5,012,000		African Export-Import Bank, 5.75%, 7/27/2016	5,340,687
		Sovereign—33.9%
20,600,000		Argentina, Government of, Note, 0.00%, 12/15/2035	1,699,500
7,073,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	6,825,445
5,805,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	5,950,125
4,200,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/1/2023	4,630,500
2,665,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	2,558,400
6,769,000		Brazil, Government of, 4.25%, 1/7/2025	6,515,162
3,111,111		Brazil, Government of, Note, 8.00%, 1/15/2018	3,479,778
4,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	4,552,000
800,000		Central Bank of Nigeria, Note, 6.75%, 1/28/2021	844,000
1,100,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 7/12/2018	1,111,000
5,000,000		Colombia, Government of, 7.375%, 9/18/2037	6,237,500
3,100,000		Colombia, Government of, Note, 7.375%, 1/27/2017	3,580,500
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,319,563
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,387,500
1,000,000	[1,2]	Costa Rica, Government of, Series 144A, 4.375%, 4/30/2025	895,000
550,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	594,000
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,168,500
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,657,500
6,200,000		Dubai, Government of, 5.25%, 1/30/2043	5,502,500
1,225,000		Egypt, Government of, Note, 5.75%, 4/29/2020	1,243,375
700,000	[1,2]	Gabonese Republic, Series 144A, 6.375%, 12/12/2024	717,500
1,385,000	[1,2]	Guatemala, Government of, Series 144A, 4.875%, 2/13/2028	1,289,435
1,902,000		Hungary, Government of, 4.125%, 2/19/2018	1,930,530
1,970,000		Hungary, Government of, 5.75%, 11/22/2023	2,026,638
1,500,000		Hungary, Government of, 6.375%, 3/29/2021	1,642,500
4,700,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	5,146,500
8,545,000		Iceland, Government of, 4.875%, 6/16/2016	9,004,294
7,000,000		Indonesia, Government of, 4.625%, 4/15/2043	5,827,500
2,810,000		Indonesia, Government of, 6.875%, 1/17/2018	3,203,400
2,790,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 4/15/2023	2,504,025
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	7,161,625
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,190,750
2,550,000		Kingdom of Morocco, 4.25%, 12/11/2022	2,467,125
2,200,000	[1,2]	Kingdom of Morocco, Series 144A, 4.25%, 12/11/2022	2,128,500
3,200,000		Lithuania, Government of, Sr. Unsecd. Note, 6.125%, 3/9/2021	3,695,040

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$5,858,000		Panama, Government of, 6.70%, 1/26/2036	$6,744,022
1,670,000		Peru, Government of, Bond, 7.35%, 7/21/2025	2,129,250
1,800,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	2,031,750
7,200,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	8,946,000
1,650,000		Poland, Government of, 3.00%, 3/17/2023	1,548,938
2,900,000		Poland, Government of, 4.00%, 1/22/2024	2,921,750
3,900,000		Poland, Government of, Sr. Unsecd. Note, 6.375%, 7/15/2019	4,641,000
590,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	730,420
634,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 1/22/2024	647,473
430,000	[1,2]	Romania, Government of, Series 144A, 6.125%, 1/22/2044	447,737
6,800,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	7,293,000
3,800,000	[1,2]	Russia, Government of, Series 144A, 3.50%, 1/16/2019	3,857,000
32,695,520		Russia, Government of, Unsub., 7.50%, 3/31/2030	37,926,803
1,315,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	1,387,325
2,690,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	2,824,500
4,465,000		Turkey, Government of, 5.75%, 3/22/2024	4,554,300
5,000,000		Turkey, Government of, 6.75%, 5/30/2040	5,180,000
2,750,000		Turkey, Government of, 7.00%, 9/26/2016	3,018,125
16,320,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	16,989,120
9,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	10,754,000
16,600,000		United Mexican States, Note, 5.125%, 1/15/2020	18,592,000
3,425,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	4,317,212
2,100,000		Venezuela, Government of, 7.75%, 10/13/2019	1,501,500
1,400,000		Zambia, Government of, 5.375%, 9/20/2022	1,169,000
		TOTAL	262,839,435
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $254,172,492)	268,180,122
		INVESTMENT COMPANY—5.3%
41,176,655	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	41,176,655
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $745,306,548)[6]	764,077,114
		OTHER ASSETS AND LIABILITIES - NET—1.5%[7]	11,950,763
		TOTAL NET ASSETS—100%	$776,027,877
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 5-Year Short Futures	580	$69,518,438	June 2014	$(186,143)
[8]United States Treasury Notes 10-Year Short Futures	400	$49,812,500	June 2014	$(188,400)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(374,543)
The average notional value of short futures contracts held by the Fund throughout the period was $49,914,359. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $22,701 and $33,458, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $284,653,205, which represented 36.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $284,653,205, which represented 36.7% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	At February 28, 2014, the cost of investments for federal tax purposes was $747,942,556. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $16,134,558. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,426,730 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,292,172.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$454,128,492	$—	$454,128,492
Floating Rate Loan	—	—	591,845	591,845
Governments/Agencies	—	268,180,122	—	268,180,122
Investment Company	41,176,655	—	—	41,176,655
TOTAL SECURITIES	$41,176,655	$722,308,614	$591,845	$764,077,114
OTHER FINANCIAL INSTRUMENTS*	$(374,543)	$—	$—	$(374,543)
*	Other financial instruments include futures contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014